Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract with Customer, Contract Asset, Contract Liability, and Receivable	The customer advances and deferred revenue balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Deferred membership service revenue	139,597	157,552	21,585
Customer advances and prepaid cards	100,502	121,270	16,614
Deferred revenue related to loyalty points	181	454	62
Total	240,280	279,276	38,261